UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-22785

Realty Capital Income Funds Trust

(Exact name of registrant as specified in charter)

 405 Park Avenue, 15th Floor, New York, NY 10022

(Address of principal executive offices)

(Zip code)

            John H. Grady, President

            405 Park Avenue, 15th Floor, New York, NY 10022

 (Name and address of agent for service)

Registrant's telephone number, including area code:

212-415-6500

Date of fiscal year end:

3/31

Date of reporting period:   6/30/14

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

AR Capital Real Estate Income Fund
Schedule of Investments (Unaudited)
June 30, 2014

Shares		Value
	COMMON STOCK - 68.8%
	DIVERSIFIED FINANCIAL SERVICES - 3.7%
88,968	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	$ 1,275,801

	REITS - APARTMENTS - 7.4%
10,163	AvalonBay Communities, Inc.	1,445,077
1,875	Camden Property Trust	133,406
34,321	UDR, Inc.	982,610
		2,561,093
	REITS - HEALTHCARE - 6.4%
23,800	HCP, Inc.	984,844
4,000	Health Care REIT, Inc.	250,680
14,557	Healthcare Realty Trust, Inc.	370,039
27,000	Healthcare Trust of America, Inc.	325,080
12,060	Senior Housing Properties Trust	292,937
		2,223,580
	REITS - HOTELS - 1.1%
12,000	Hospitality Properties Trust	364,800

	REITS - MORTGAGE - 11.6%
90,475	Apollo Commercial Real Estate Finance, Inc.	1,491,933
36,592	Blackstone Mortgage Trust, Inc.	1,061,168
4,000	NorthStar Realty Finance Corp.	69,520
58,906	Starwood Property Trust, Inc.	1,400,196
		4,022,817
	REITS - OFFICE PROPERTY - 11.2%
34,400	BioMed Realty Trust, Inc.	750,952
1,700	Boston Properties, Inc.	200,906
26,000	Brandywine Realty Trust	405,600
15,324	Corporate Office Properties Trust	426,160
21,000	Digital Realty Trust, Inc.	1,224,720
37,725	First Potomac Realty Trust	494,952
12,500	Parkway Properties, Inc.	258,125
5,000	Washington Real Estate Investment Trust	129,900
		3,891,315
	REITS - REGIONAL MALLS - 3.1%
65,000	Glimcher Realty Trust	703,950
2,250	Macerich Co.	150,188
1,250	Simon Property Group, Inc.	207,850
		1,061,988
	REITS - SHOPPING CENTERS - 6.9%
15,000	DDR Corp.	264,450
116,186	Excel Trust, Inc.	1,548,759
35,500	Retail Opportunity Investments Corp.	558,415
625	Washington Prime Group, Inc. *	11,713
		2,383,337

AR Capital Real Estate Income Fund
Schedule of Investments (Unaudited) (Continued)
June 30, 2014

Shares		Value
	COMMON STOCK - 68.8% (Continued)
	REITS - STORAGE - 1.6%
10,000	Extra Space Storage, Inc.	$ 532,500

	REITS - TRIPLE NET - 6.7%
9,856	Entertainment Properties Trust	550,655
4,952	Realty Income Corp.	219,968
19,048	Spirit Realty Capital, Inc.	216,385
20,766	WP Carey, Inc.	1,337,330
		2,324,338
	REITS - WAREHOUSE INDUSTRIAL - 9.1%
109,000	DCT Industrial Trust, Inc.	894,890
34,700	Duke Realty Corp.	630,152
28,150	Liberty Property Trust	1,067,730
13,020	Rexford Industrial Realty, Inc.	185,405
15,695	STAG Industrial, Inc.	376,837
		3,155,014

	TOTAL COMMON STOCK (Cost - $22,281,786)	23,796,583

	PREFERRED STOCK - 27.8%
	REITS - HEALTHCARE - 0.2%
3,000	Health Care REIT, Inc., 6.50%	76,140

	REITS - HOTELS - 5.4%
7,500	Chesapeake Lodging Trust, 7.75%	200,925
4,200	FelCor Lodging Trust, Inc., 8.00%	108,360
20,000	LaSalle Hotel Properties, 7.50%	527,800
7,132	Strategic Hotels & Resorts, Inc., 8.25%	178,300
32,414	Summit Hotel Properties, Inc., 7.875%	842,764
		1,858,149
	REITS - MORTGAGE - 1.5%
10,000	ARMOUR Residential REIT, Inc., 7.875%	243,500
10,000	NorthStar Realty Finance Corp., 8.875%	256,700
		500,200
	REITS - OFFICE PROPERTY - 2.3%
14,570	Alexandria Real Estate Equities, Inc., 6.45%	366,435
5,000	Corporate Office Properties Trust, 7.375%	128,000
1,000	Digital Realty Trust, Inc., 5.875%	22,040
717	PS Business Parks, Inc., 5.75%	16,505
10,398	PS Business Parks, Inc., 6.45%	261,302
		794,282
	REITS - REGIONAL MALLS - 9.1%
16,504	CBL & Associates Properties, Inc., 6.625%	412,270
44,100	General Growth Properties, Inc., 6.375%	1,062,810
40,900	Glimcher Realty Trust, 6.875%	1,023,318
8,100	Glimcher Realty Trust, 7.50%	206,388
18,000	Taubman Centers, Inc., 6.25%	433,800
		3,138,586

AR Capital Real Estate Income Fund
Schedule of Investments (Unaudited) (Continued)
June 30, 2014

Shares			Value
	PREFERRED STOCK - 27.8% (Continued)
	REITS - SHOPPING CENTERS - 8.0%
21,897	Cedar Realty Trust, Inc., 7.25%		$ 558,373
28,150	DDR Corp., 6.25%		672,222
10,480	DDR Corp., 6.50%		260,218
27,422	Kimco Realty Corp., 6.00%		678,695
24,200	Regency Centers Corp., 6.625%		617,342
			2,786,850
	REITS - TRIPLE NET - 0.0%
100	Entertainment Properties Trust, 6.625%		2,460

	REITS - WAREHOUSE INDUSTRIAL - 1.3%
13,107	Duke Realty Corp., 6.50%		327,151
5,400	STAG Industrial, Inc., 6.625%		132,624
			459,775

	TOTAL PREFERRED STOCK (Cost - $9,077,833)		9,616,442

	SHORT-TERM INVESTMENTS - 2.6%
911,546	BlackRock Liquidity Funds T-Fund Portfolio, 0.01%^		911,546
	TOTAL SHORT-TERM INVESTMENTS (Cost - $911,546)		911,546

	TOTAL INVESTMENTS - 99.2% (Cost - $32,271,165)(a)		$ 34,324,571
	OTHER ASSETS LESS LIABILITIES - 0.8%		284,650
	NET ASSETS - 100.0%		$ 34,609,221

* Non-income producing security.
^ Rate shown represents the rate at June 30, 2014, is subject to change and resets daily.

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal income tax purposes is $32,310,336 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation	$ 2,060,984
		Unrealized depreciation	(46,749)
		Net unrealized appreciation	$ 2,014,235

.

AR Capital BDC Income Fund
Schedule of Investments (Unaudited)
June 30, 2014

Shares		Value
	COMMON STOCK - 74.8%
	INVESTMENT COMPANIES - 74.8%
2,700	Alcentra Capital Corp.	$ 40,095
1,480	American Capital Ltd. *	22,629
3,067	American Capital Senior Floating Ltd.	42,938
6,435	Apollo Investment Corp.	55,405
3,135	Ares Capital Corp.	55,991
1,118	Capitala Finance Corp.	21,119
3,292	Fifth Street Finance Corp.	32,360
2,478	FS Investment Corp.	26,391
3,627	Garrison Capital, Inc.	55,493
3,668	Harvest Capital Credit Corp.	54,397
2,305	KCAP Financial, Inc.	19,570
2,421	Medley Capital Corp.	31,618
3,189	Monroe Capital Corp.	42,318
3,868	PennantPark Floating Rate Capital Ltd.	55,274
4,736	PennantPark Investment Corp.	54,275
2,557	Solar Capital Ltd.	54,413
3,202	Solar Senior Capital Ltd.	54,050
569	TCP Capital Corp.	10,361
2,717	THL Credit, Inc.	38,038
4,432	TICC Capital Corp.	43,876
60	TPG Specialty Lending Inc.	1,310
3,313	TriplePoint Venture Growth BDC Corp.	54,267
3,050	WhiteHorse Finance, Inc.	43,615
		909,803

	TOTAL COMMON STOCK (Cost - $880,188)	909,803	#

	PREFERRED STOCK - 13.3%
	INVESTMENT COMPANIES - 13.3%
1,794	Full Circle Capital Corp., 8.25%	47,110
1,600	Horizon Technology Finance Corp., 7.375%	41,344
600	KCAP Financial, Inc., 7.375%	15,786
2,250	Saratoga Investment Corp., 7.50%	57,353
		161,593

	TOTAL PREFERRED STOCK (Cost - $161,088)	41,344

	SHORT-TERM INVESTMENTS - 23.7%
287,980	BlackRock Liquidity Funds T-Fund Portfolio, 0.01%^	287,980
	TOTAL SHORT-TERM INVESTMENTS (Cost - $287,980)	287,980

	TOTAL INVESTMENTS - 111.8% (Cost - $1,329,256)(a)	$ 1,239,127	#
	LIABILITIES IN EXCESS OF OTHER ASSETS - (11.8%)	(23,268)
	NET ASSETS - 100.0%	$ 1,215,859

AR Capital BDC Income Fund
Schedule of Investments (Unaudited) (Continued)
June 30, 2014

* Non-income producing security.
^ Rate shown represents the rate at June 30, 2014, is subject to change and resets daily.

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal income tax purposes is $1,329,256 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation	$ 31,252
	Unrealized depreciation	(1,132)
	Net unrealized appreciation	$ 30,120

AR Capital Dividend and Value Fund
Schedule of Investments (Unaudited)
June 30, 2014

Shares			Value
SHORT-TERM INVESTMENTS - 93.6%
31,619	BlackRock Liquidity Funds T-Fund Portfolio, 0.01%^		$ 31,619
	TOTAL SHORT-TERM INVESTMENTS (Cost - $31,619)		31,619

	TOTAL INVESTMENTS - 93.6% (Cost - $31,619)(a)		$ 31,619
	OTHER ASSETS LESS LIABILITIES - 6.4%		2,145
	NET ASSETS - 100.0%		$ 33,764

^ Rate shown represents the rate at June 30, 2014, is subject to change and resets daily.

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal income tax purposes is $31,619 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation	$ -
		Unrealized depreciation	-
		Net unrealized appreciation	$ -

Realty Capital Income Funds Trust
Notes to Schedule of Investments (Unaudited)
June 30, 2014

The following is a summary of significant accounting policies followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale, such securities shall be valued at the mean of the closing bid and asked prices for the day of valuation.  Securities for which market prices are unavailable, or securities for which the Adviser determines that bid and/or asked price or a counterparty valuation does not reflect market value, will be valued at fair value pursuant to procedures approved by the Board of Trustees (the “Board”). Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption, or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security, and developments in the markets.  The Board will review the fair value method in use for securities requiring a fair market value determination at least quarterly. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund's investments, used to value the Fund's assets and liabilities as of June 30, 2014:

AR Capital Real Estate Income Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$ 23,796,583	$ -	$ -	$ 23,796,583
Preferred Stock *	$ 9,616,442	$ -	$ -	$ 9,616,442
Short-Term Investments	$ 911,546	$ -	$ -	$ 911,546
Total Assets	$ 34,324,571	$ -	$ -	$ 34,324,571

AR Capital BDC Income Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$ 909,803	$ -	$ -	$ 909,803
Preferred Stock *	$ 161,593	$ -	$ -	$ 161,593
Short-Term Investments	$ 287,980	$ -	$ -	$ 287,980
Total Assets	$ 1,359,376	$ -	$ -	$ 1,359,376

Realty Capital Income Funds Trust
Notes to Schedule of Investments (Unaudited) (Continued)
June 30, 2014

AR Capital Dividend and Value Fund
Assets	Level 1	Level 2	Level 3	Total
Short-Term Investments	$ 31,619	$ -	$ -	$ 31,619
Total Assets	$ 31,619	$ -	$ -	$ 31,619

* See Schedule of Investments for industry breakdown.
There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund's policy to record transfers into or out of Level 1 and Level 2 at the end of the period.
The Fund did not hold any Level 3 securities during the period.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Realty Capital Income Funds Trust

By

/s/ John H. Grady

       John H. Grady, President

Date

8/28/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/ John H. Grady

       John H. Grady, President

Date

8/28/14

By

/s/ Gerard Scarpati

       Gerard Scarpati, Treasurer

Date

8/28/14